Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost as of January 1, 2021	$ 253,362	$ 225,126
Additions		28,236
Cost as of December 31, 2021		253,362
Amortization
Brought forward as of January 1, 2021	99,389	46,565
Charge for the period	13,727	52,824
Accumulated depreciation as of December 31, 2021		99,389
Net property and equipment as of December 31, 2021	140,246	153,973
Net property and equipment as of December 31, 2020		153,973	$ 178,561
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost as of January 1, 2021	165,957	165,957
Additions
Cost as of December 31, 2021		165,957
Amortization
Brought forward as of January 1, 2021	67,271	33,635
Charge for the period	8,409	33,636
Accumulated depreciation as of December 31, 2021		67,271
Net property and equipment as of December 31, 2021	90,277	98,686
Net property and equipment as of December 31, 2020		98,686	132,322
Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost as of January 1, 2021	87,405	59,169
Additions		28,236
Cost as of December 31, 2021		87,405
Amortization
Brought forward as of January 1, 2021	32,118	12,930
Charge for the period	5,318	19,188
Accumulated depreciation as of December 31, 2021		32,118
Net property and equipment as of December 31, 2021	$ 49,969	55,287
Net property and equipment as of December 31, 2020		$ 55,287	$ 46,239